Contingent liabilities and provisions	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Contingent liabilities and provisions

Note 22	Contingent liabilities and provisions

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point
in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point
of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.6 billion as at October 31, 2023. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at October 31, 2023 consist of the significant legal matters disclosed below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following is a description of CIBC’s significant legal proceedings, which we intend to vigorously defend.
Fresco v. Canadian Imperial Bank of Commerce
Gaudet v. Canadian Imperial Bank of Commerce
In June 2007, two proposed class actions were filed against CIBC in the Ontario Superior Court of Justice (
Fresco
) and in the Quebec Superior Court (
Gaudet
). Each made identical claims for unpaid overtime for full-time, part-time, and retail frontline non-management
employees. The Ontario action sought $500 million in damages plus $100 million in punitive damages for all employees in Canada, while the Quebec action was limited to employees in Quebec and was stayed pending the outcome of the Ontario action. In June 2009, in the Ontario action, the motion judge denied certification of the matter as a class action. In September 2010, the Ontario Divisional Court upheld the motion judge’s denial of the plaintiff’s certification motion and the award of costs to CIBC by a two-to-one
majority. In January 2011, the Ontario Court of Appeal granted the plaintiff leave to appeal the decision denying certification. In June 2012, the Ontario Court of Appeal overturned the lower court and granted certification of the matter as a class action. The Supreme Court of Canada released its decision in March 2013 denying CIBC leave to appeal certification of the matter as a class action, and denying the plaintiff’s cross appeal on aggregate damages. The motions for summary judgment on liability were heard in December 2019. In March 2020, the court found CIBC liable for unpaid overtime. CIBC appealed the liability decision. A decision on remedies was released in August 2020 and the court certified aggregate damages as a common issue and directed that the availability and quantum, if any, of aggregate damages be determined at a later date. The plaintiffs’ claim for punitive damages was dismissed. In October 2020, the court released its decision on limitation periods finding that limitation periods could not be determined on a class
-
wide basis. CIBC appealed the decisions on remedies and limitation periods. The appeal was heard in September 2021. In February 2022, CIBC’s appeal was dismissed. In October 2022, a settlement agreement was reached, subject to court approval. In March 2023 and May 2023, the settlement was approved in Ontario and Quebec, respectively. Pursuant to the settlement, CIBC has paid the plaintiffs $153 million. This matter is now closed.
Mortgage prepayment class actions:
Lamarre v. CIBC Mortgages Inc.
Haroch v. Toronto Dominion Bank, et al.
In 2011
,
a proposed class action was filed in the Superior Court of Quebec (
Lamarre
) against CIBC Mortgages Inc. The representative plaintiff alleged that since 2005, CIBC Mortgages Inc. wrongfully charged or overcharged mortgage prepayment penalties and that the calculation clauses in the mortgage contract that provide for discretion in applying the prepayment penalties are void and unenforceable at law. In May 2018, another proposed class action (
Haroch
) was filed in the Superior Court of Quebec against CIBC, CIBC Mortgages Inc. and several other financial institutions. The action was brought on behalf of Quebec residents who during the class period allegedly paid a mortgage prepayment charge in excess of three months’ interest. The plaintiffs alleged that the defendants created complex prepayment formulas that were contrary to the
Quebec
Civil Code
, the
Quebec Consumer Protection Act
and the
Interest Act
and sought damages back to 2015.
Haroch
and
Lamarre
were consolidated. The motion for class certification in
Haroch
was heard in June 2019, and in July 2019, the court certified the matter as a class action against CIBC and CIBC Mortgages Inc. CIBC and CIBC Mortgages Inc. sought leave to appeal the certification decision. The appeal of the certification decision in
Haroch
did not proceed as the matter was settled against CIBC, subject to court approval. In March 2023, the settlement in
Haroch
was approved. This matter is now closed.
Cerberus Capital Management L.P. v. CIBC
In November 2015, Securitized Asset Funding
2011-2,
LTD., a special purpose investment vehicle affiliated with Cerberus Capital Management L.P. (collectively, Cerberus), commenced a New York State Court action against CIBC seeking unspecified damages of “at least hundreds of millions of dollars”. The action related to two transactions in 2008 and 2011 in which CIBC issued a limited recourse note and certificate to Cerberus which significantly reduced CIBC’s exposure to the U.S. residential real estate market. The complaint alleged that CIBC breached its contracts with Cerberus by failing to appropriately calculate and pay with respect to two of the payment streams due under the 2008 note and 2011 certificate. In September 2021, CIBC filed a motion for summary judgment, which was heard in December 2021, and denied. The non-jury
trial proceeded in March 2022. The court reserved its decision. The trial decision was released on December 1, 2022 finding CIBC liable. A damages hearing proceeded on December 19,

2022. In January 2023, the court set damages in the amount of US$491 million plus pre-judgment interest. On February 6, 2023, the court entered the final judgment in the amount of US$856 million including pre-judgment interest as of February 6, 2023. Post-judgment interest would have accrued on the amount of the final judgment. In February 2023, the parties settled this matter. Pursuant to the settlement, CIBC paid US$770 million ($1,055 million pre-tax or $762 million after-tax) to Cerberus in full satisfaction of the judgment. This matter is now closed.
Order Execution Only class actions:
Pozgaj v. CIBC and CIBC Trust
Frayce v. BMO Investorline Inc., et al.
Michaud v. BBS Securities Inc., et al.
Ciardullo v. 1832 Asset Management L.P., et al.
Ciardullo and Aggarwal v. 1832 Asset Management L.P., et al.
Woodard v. CIBC and CIBC Trust
In September 2018, a proposed class action (
Pozgaj
) was filed in the Ontario Superior Court against CIBC and CIBC Trust. It alleges that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. The action is brought on behalf of all persons who held units of CIBC mutual funds through order execution only dealers and seeks $200 million in damages. The certification motion in
Pozgaj
that was scheduled for October 2023 has been adjourned.
In 2020, two proposed class actions were filed in the Ontario Superior Court (
Frayce
) and the Supreme Court of British Columbia (
Michaud
) against CIBC Investor Services Inc. and several other dealers. The proposed actions allege that the defendants should not have received and accepted trailing commissions for service and advice on mutual funds purchased through their respective order execution only dealers. The proposed actions are brought on behalf of all persons who purchased units of mutual funds through an order execution only dealer owned by one or more of the defendants and seeks unspecified compensatory and punitive damages. The
Michaud
action has been stayed. The motion for certification in
Frayce
was heard in September 2022
,
and in January 2023, the court released its decision dismissing the motion for certification. The plaintiffs are appealing the certification decision in
Frayce
, which is scheduled for December 2023.
In July and August 2022, two proposed class actions (
Ciardullo
and
Ciardullo and Aggarwal
) were filed in the Ontario Superior Court against CIBC, CIBC Trust and several other financial institutions. Like the
Pozgaj
action, these actions allege that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. However, the actions are brought on behalf of all persons who held units of CIBC mutual funds through dealers other than order execution only dealers. They seek unspecified damages. In November 2022, a further proposed class action (
Woodard
) was filed in the Ontario Superior Court with a new proposed representative plaintiff.
Woodard
raises identical allegations to
Ciardullo
and
Ciardullo and Aggarwal
, on behalf of an identical class, but only names CIBC and CIBC Trust as defendants. In August 2023, the
Ciardullo
,
Ciardullo
and
Aggarwal
, and
Woodard
actions were temporarily stayed pending a decision on liability in the
Pozgaj
action.
York County on Behalf of the County of York Retirement Fund v. Rambo, et al.
In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (PG&E) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior notes. The offering involved the issuance of two tranches of notes: US$400 million of
30-year
senior notes maturing in December 2046 and US$250 million of one-year
floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018. In October 2019, the defendants filed a motion to dismiss.
Pope v. CIBC, CIBC Trust, and CIBC Asset Management Inc.
In August 2020, a proposed class action was filed in the Supreme Court of British Columbia against CIBC and CIBC Trust. The action alleges that the defendants misrepresented their investment strategy and charged unitholders excess fees in relation to certain CIBC mutual funds and certain CIBC portfolio funds. The action is brought on behalf of all persons who hold or held units of these funds from January 2005 to present and seeks unspecified compensatory and punitive damages. In December 2020, CIBC Asset Management Inc. was added as a defendant. The motion for class certification was heard in August 2021. In October 2022, the court ruled that the plaintiff was required to provide additional information before a final determination on certification could be made. In January 2023, the plaintiffs delivered a draft amended Statement of Claim. The motion to rule on the plaintiffs’ proposed amendments to the Statement of Claim, which was scheduled for July 2023, has been adjourned.
Salko v. CIBC Investor Services Inc., et al.
In March 2021, a proposed class action was commenced in Quebec against CIBC Investor Services Inc. and several other financial institutions. The plaintiff subsequently added CIBC World Markets Inc. and additional financial institutions as defendants. The action seeks the reimbursement of currency conversion fees alleged to have been unlawfully charged to class members and concealed by the defendants, as well as exemplary and punitive damages. The plaintiffs seek reimbursement of fees charged to clients since March 15, 2018, as well as punitive damages in the amount of 5% of the total sum of fees charged to class members, plus interest. The certification motion was heard in April 2022. In September 2022, the action was certified against CIBC Investor Services Inc. and several other order execution only dealers, and not certified against the full service brokerages, including CIBC World Markets Inc. The plaintiffs are appealing the certification decision. The plaintiffs’ appeal of the certification decision is scheduled for December 2023.

The Registered Retirement Savings Plan (RRSP) of J.T.G v. His Majesty The King
CIBC Trust Corporation is the trustee of a self-directed RRSP that has been the subject of proceedings in the Tax Court of Canada. The proceedings arise from appeals of tax assessments made by the Minister of National Revenue against the RRSP for the 2004 to 2009 taxation years under Parts I and XI.1 of the
Income Tax Act
(Canada). At the time they were made in March 2013, the Part I assessment amounted to approximately $139 million and the Part XI.1 reassessment totalled approximately $144 million, in each case including all taxes, penalties and interest. In April 2021, the Tax Court of Canada released a decision allowing the appeal in part of the assessment under Part I and dismissing the appeal of the reassessment under Part XI.1. The RRSP by its trustee CIBC Trust has appealed this decision to the Federal Court of Appeal. To the extent there is a shortfall in the RRSP’s ability to satisfy any of the Part XI.1 reassessment that may be upheld by the courts, CIBC Trust may be liable to pay a portion of that reassessment. The appeal was heard in May 2023. The court reserved its decision.
Non-sufficient
funds fees class actions:
Vaillancourt-Thivierge v. Bank of Montreal, et al.
Campbell v. CIBC
In September 2016, a proposed class action (
Vaillancourt-Thivierge
)
was commenced in Quebec against CIBC and several other financial institutions with respect to charging non-sufficient
funds fees (NSF Fees) for client payment orders refused due to insufficient funds. The action alleges that NSF Fees violate the Quebec
Consumer Protection Act
and the Quebec Civil Code. The action is brought on behalf of residents of Quebec who paid NSF fees from September 12, 2013 to present. The action seeks the return of NSF fees charged as well as punitive damages of $300 per class member. The court certified the matter as a class action in 2019.
In September 2022, a proposed class action (
Campbell
) was commenced in Ontario against CIBC on behalf of personal deposit accountholders who have been charged duplicative non-sufficient
fund fees (representment NSF Fees) on their account for a single rejected payment order or cheque. The action alleges that this practice violates our account agreement with clients, the Ontario
Consumer Protection Act
and other consumer protection statutes. The action is brought on behalf of residents of Canada who paid representment NSF Fees from January 1, 2012 to present. The action seeks the return of the representment NSF Fees charged, as well as punitive damages. The motion for certification scheduled for November 2023 has been adjourned to February 2024.
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2023	2022
Balance at beginning of year	$275	$301
Additional new provisions recognized	1,098	151
Less:
Amounts incurred and charged against existing provisions	(1,198)	(172)
Unused amounts reversed and other adjustments (1)	(35)	(5)
Balance at end of year	$140	$275

(1)	Includes foreign currency translation adjustments.
Restructuring
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2023	2022
Balance at beginning of year	$35	$99
Additional new provisions recognized	6	6
Less:
Amounts incurred and charged against existing provisions	(27)	(59)
Unused amounts reversed	(4)	(11)
Balance at end of year	$10	$35
The amount of $10 million as at October 31, 2023 primarily represents obligations related to ongoing payments as a result of the restructurings.